Line of Credit	12 Months Ended
Dec. 31, 2025
Line of Credit [Abstract]
Line of Credit
8.	Line of Credit

In July 2018, the Company entered into a credit agreement with several financial institutions that provided a revolving credit facility of up to $100.0 million with a maturity date of July 27, 2021. In August 2021, the Company amended the credit agreement to extend the maturity date to August 20, 2024. In April 2023, the Company amended the credit agreement in order to transition the benchmark rate for certain loans made under the credit agreement from LIBOR to SOFR (as defined in the credit agreement). In August 2024, the Company further amended the credit agreement in order to, among other things, (i) extend the maturity date to August 27, 2026, (ii) reduce the Maximum Revolving Advance Amount, as defined in the credit agreement, to $40 million from April 1 to September 30 of each year and to $50 million from October 1 to March 31 of each year and (iii) increase the unused commitment fee to 0.20%. In October 2025, the Company further amended the credit agreement to, among other things, allow for the incurrence of the following new revolving facility, addition of real estate collateral and removal or modification of certain covenants.

In October 2025, the Company entered into a credit agreement that provides a revolving credit facility of up to $13.41 million with a maturity date of August 27, 2026. The Maximum Revolving Advance Amount, as defined in the credit agreement, could be increased up to $15.0 million. The revolving credit facility includes a letter of credit sublimit equal to the Maximum Revolving Advance Amount, as defined in the credit agreement, which can be used to issue standby and trade letters of credit. To maintain availability of funds under the credit agreements, the Company pays on an annual basis, an unused commitment fee of $52,500 per annum for the facility.

In general, advances from the lines of credit will be subject to interest at the Term SOFR Rate plus the Applicable Margin, as defined in the credit agreement, so long as the Term SOFR Reference Rate or Term SOFR is offered, ascertainable, and not unlawful, or the Alternate Base Rate (defined as the highest of the (a) the Base Rate in effect on such day, (b) the sum of the Overnight Bank Funding Rate in effect on such day plus 0.50%, or (c) the Daily Simple SOFR plus 1.0%) plus the Applicable Margin. For Term SOFR Rate loans, we may select interest periods of one or three months. Interest on Term SOFR Rate loans shall be payable at the end of the selected interest period. Interest on Alternate Base Rate loans is payable monthly. If the Benchmark Replacement is Daily Simple SOFR, all interest payments will be payable on a monthly basis. In the event of the permanent or indefinite cessation of the Term SOFR Rate, the Benchmark Replacement will replace the Term SOFR Rate.

The lines of credit are secured by certain of the Company’s subsidiaries and are collateralized by certain of the assets of the Company. Such assets include real estate, receivables, equipment and fixtures, general intangibles, inventory, subsidiary stock, securities, property, and financial assets, contract rights, and ledger sheets, as defined in the credit agreement. The credit facilities contain customary covenants, including covenants that limit or restrict the Company’s ability to incur capital expenditures and lease payments, make certain investments, and enter into certain related-party transactions. The credit facilities also require the Company to maintain certain minimum financial ratios and maintain an operational banking relationship with the financial institutions.

As of December 31, 2025 and 2024, there was no balance outstanding under the lines of credit, and the Company was in compliance with all covenants related to the lines of credit. As of December 31, 2025, Newegg has outstanding letters of credit of $17 million from the revolving line of credit.

In July 2015, the Company entered into a credit agreement with a financial institution that provided for a revolving credit facility of up to $5.0 million (150.0 million New Taiwan Dollar) with a maturity date of no later than August 26, 2016. The Company extended the maturity date of this credit agreement to March 4, 2026. Advances from this line of credit are subject to interest at a floating interest rate of the one-year savings account plus 1.26% not to be lower than 2.70% per annum. The interest rate was equivalent to 2.98% as of December 31, 2025. The line of credit is guaranteed by one of the Company’s subsidiaries and is collateralized by a real estate asset of that subsidiary. In March 2025, the line of credit was reduced to $4.1 million (130.0 million New Taiwan Dollar). As of December 31, 2025 and 2024, there were $4.1 million and $4.6 million outstanding under this line of credit, respectively. The Company subsequently paid off the line of credit in full in March 2026.

In June 2024, the Company entered into three credit agreements with a financial institution that provided a revolving credit facility of up to approximately $0.7 million (RMB 5.0 million), $0.4 million (RMB 3.0 million), and $1.4 million (RMB 10 million) with a maturity date of June 24, 2025, June 24, 2025, and July 8, 2025, respectively. Advances from these lines of credit are subject to interest at a fixed rate of one-year LPR plus 0.15%. The interest rate was equivalent to 3.6% as of December 31, 2024. In July 2025, the Company paid off the outstanding balance. In July 2025, the Company entered into two credit agreements with the same financial institution that provided a revolving credit facility of up to approximately $0.7 million (RMB 5.0 million) and $1.4 million (RMB 10 million) with a maturity date of July 13, 2026. Advances from these lines of credit are subject to interest at a fixed rate of one-year LPR minus 0.1%. The interest rate was equivalent to 2.9% as of December 31, 2025. As of December 31, 2025 and 2024, there were $2.1 million and $2.5 million outstanding under this line of credit, respectively.